Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables
Maximum future milestones	$ 4,139	$ 5,106	$ 5,534	$ 5,457
BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	3,300	$ 3,983	$ 4,477
Maximum | Spirogen
Trade and other payables
Maximum future milestones	198
Maximum | Amplimmune
Trade and other payables
Maximum future milestones	200
Maximum | Omthera
Trade and other payables
Maximum future milestones	120
Maximum | Pearl Therapeutics
Trade and other payables
Maximum future milestones	290
Maximum | BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	600
Maximum | Almirall
Trade and other payables
Maximum future milestones	450
Maximum | Definiens Group
Trade and other payables
Maximum future milestones	$ 150